Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

14. LEASES

The Group has operating leases for classrooms, dormitories, and corporate offices.

The components of lease expense were as follows:

	Six Months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Operating lease expense	1,171	1,161

Supplemental cash flow information related to leases was as follows:

	Six Months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	809	622

Supplemental balance sheet information related to leases was as follows:

	Six Months ended June 30,
	2023	2024
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	2.67 Years	1.70 Years
Weighted-average Discount Rate
Operating leases	4.25%	4.32%

The Group’s lease agreements do not have a readily determinable discount rate. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of June 30, 2023 and 2024, respectively.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of June 30, 2023 and 2024, respectively.

As of June 30, 2024, maturities of lease liabilities were as follows:

Amount
$
Unaudited
For the six months ending December 31, 2024 (remaining)	3,549
For the year ending December 31,
2025	2,415
2026	465
2027	31
2028	9
Total lease payments	6,469
Less: interest	(153)
Total	6,316
Less: current portion	(2,325)
Non-current portion	3,991

As of June 30, 2024, the Group had no material operating or finance leases that had not yet commenced.